Description Of Business And Organization	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description Of Business And Organization
1. DESCRIPTION OF BUSINESS AND ORGANIZATION
Description of Business
GigaCloud Technology Inc (the “Company”), a limited liability company in the Cayman Islands, with its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) are principally engaged in large parcel merchandise sales and the provision of ecommerce solutions for small cross-border business owners utilizing the Company’s online platform (“GigaCloud Marketplace”) and warehouses primarily in the United States and Europe.
Organization
The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs.
In 2017 and 2018, the Company entered into Account Control Agreements with its VIEs and their respective nominal shareholders in the United States, Japan, the United Kingdom, Germany and the People’s Republic of China (“China” or “PRC”), respectively, to facilitate operations in these jurisdictions.
The functions of the VIEs include operating accounts registered on third-party ecommerce websites to sell merchandise to local individual customers, or providing warehousing and logistic services to users’ registered on GigaCloud Marketplace, by utilizing the Group’s cross-border trading experience, international logistic network and the Company’s own online platform. All of the VIEs’ nominal shareholders are employees of the Group. The Company has funded, through either direct capital contribution or intercompany loans, substantially all of the VIEs’ capital and operation fund. The Company has information right, management right and control right of daily operation of the VIEs.
The Account Control Agreements, with the consolidated VIEs and their shareholders, allow the Company to (i) exercise effective control over the consolidated VIEs, (ii) receive substantially all of the economic benefits of the consolidated VIEs, and (iii) have an exclusive option to purchase all or part of the equity interests in the consolidated VIEs when and to the extent permitted by the applicable laws.
The Company is regarded as the primary beneficiary of the consolidated VIEs, and the Company treats the VIEs as consolidated entities under U.S. GAAP. The Company has consolidated the financial results of the VIEs in the consolidated financial statements in accordance with U.S. GAAP. However, the control over the VIEs through contractual arrangements may not be as effective as direct ownership. In addition, uncertainties exist as to whether the Company’s operation of the business in these jurisdictions through the consolidated VIEs would be found not in compliance with existing or future respective local laws.
The equity interests of the VIEs are legally held by their nominee shareholders. Through the Account Control Agreements, which were entered into among the Company, the VIEs and the nominee shareholders of the VIEs, the nominee shareholders of the VIEs have granted all their legal rights including voting rights and disposition rights of their equity interests in the VIEs to the Company. The nominee shareholders of the VIEs do not participate significantly in income and loss and do not have the power to direct the activities of the VIEs that most significantly impact their economic performance. Accordingly, the VIEs are considered variable interest entities.
Under the terms of the Account Control Agreements, the VIEs’ nominee shareholders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to the Company. All of the deficit (net liabilities) and net loss of the VIEs are attributed to the Company.
The principal terms of the Account Control Agreements are as follows:
1) Account Management
The Company shall be entitled information right, management right and control right of daily operation of the VIEs, especially with respect to all the bank accounts and operating accounts with relevant
e-commerce
platforms established or to be established in the name of, or for the benefit of the VIEs.
The VIEs and their shareholders shall act in good faith under instructions of the Company and shall not damage the control and management of the Company or affect its financial results and consolidation of such result.
2) Sale and Purchase of Equity Interest
The Company has irrevocable and exclusive right to purchase the equity interests in the VIEs held by each shareholder of such VIEs, once or at multiple times at any time in part or in whole, at the Company’s sole discretion. Except for the Company and its designee(s), no other person shall be entitled to such option or other rights to purchase the equity interests in the VIEs held by the shareholders of the VIEs.
The purchase price shall be the minimum price permitted by the local applicable laws. Pursuant to the Account Control Agreements, the VIEs and their shareholders shall not terminate the control agreement unilaterally in any event unless otherwise required by applicable laws.
3) Power of Attorney
The Company has sole and exclusive power of attorney to act on behalf of each shareholder of the VIEs with respect to all rights and matters concerning all equity interest held by such shareholder including exercising all of the shareholder’s rights and voting rights; deciding the sale, transfer, pledge or disposition of the shares of the VIEs; representing the shareholder to execute any resolutions and minutes as a shareholder (and director) of the VIEs; approving the amendments to the articles of association without written consent of such shareholder; approving any change of the share capital of the VIEs; appoint directors to the VIEs at the discretion of the Company.
Each shareholder of the VIEs waives all rights with respect to the equity interests in the VIEs held by him/her and shall not exercise such rights by himself/herself.
4) Equity Pledge
The VIEs’ shareholders agree to pledge all the equity interests to the Company as security for performance of the contract obligations under the Account Control Agreements. The VIEs and their shareholders shall complete all necessary registration and/or filings relating to the equity pledges required by the applicable laws in one month after the execution of the Account Control Agreements.
During the term of this Account Control Agreement, the VIEs and their shareholders shall deliver the share certificate or the like to the Company’s escrow within one week after the execution of the Account Control Agreements. In the event of the occurrence of any change of the share capital or the entrusted shareholding of the VIEs, the VIEs and their shareholders shall update the registration and/or filings relating to the equity pledges required by the applicable laws and deliver the updated share certificate or the like to the Company’s escrow.
5) Effective Date and Term
The Account Control Agreements became effective upon execution by the parties, and remain effective until all equity interests held by the VIEs’ shareholders have been transferred or assigned to the Company in accordance with the Account Control Agreements.
The Company relies on the Account Control Agreements to operate and control VIEs. All of the Account Control Agreements are governed by local laws and provide for the resolution of disputes through arbitration under local laws. Accordingly, these agreements would be interpreted in accordance with local laws and any disputes would be resolved in accordance with local legal procedures. Uncertainties in the local legal system could limit the Company’s ability to enforce these contractual arrangements. In the event that the Company is unable to enforce these contractual arrangements, or if the Company suffers significant time delays or other obstacles in the process of enforcing these Account Control Agreements, it would be difficult to exert effective control over VIEs, and the Company’s ability to conduct its business and the results of operations and financial condition may be materially and adversely affected.
In the opinion of management, the ownership structures of the Company and its VIEs, do not violate any applicable local laws, regulations, or rules currently in effect; the agreements among the Company, each of the VIEs and its shareholders, governed by local laws, as described above, are valid, binding and enforceable in accordance with their terms and applicable local laws, rules, and regulations currently in effect, and do not violate any applicable local laws, regulations, or rules currently in effect. However, there are substantial uncertainties regarding the interpretation and application of current and future local laws and regulations. Accordingly, if the local government finds that the contractual arrangements do not comply with its restrictions on foreign ownership of businesses, or if the local government otherwise finds that the Company and the VIEs are in violation of local laws or regulations or lack the necessary permits or licenses to operate the Company’s business, the relevant regulatory authorities would have broad discretion in dealing with such violations, including:

•	revoking the business and operating licenses of the Company;

•	discontinuing or restricting the operations;

•	imposing fines or confiscating any of VIEs’ income that they deem to have been obtained through illegal operations;

•	imposing conditions or requirements with which the Group’s subsidiaries or the VIEs may not be able to comply;

•	requiring the Company to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIEs;

•	restricting or prohibiting the Company’s use of the proceeds of overseas offering to finance the business and operations in these jurisdictions; or

•	taking other regulatory or enforcement actions that could be harmful to the business.

If the imposition of any of these penalties or requirement to restructure the Company’s corporate structure causes it to lose the rights to direct the activities of the VIEs or the Company’s right to receive its economic benefits, the Company would no longer be able to consolidate the financial results of the VIEs in its consolidated financial statements. In the opinion of management, the likelihood of deconsolidation of the VIEs is remote based on current facts and circumstances.
In February 2021, the Company terminated the Account Control Agreement with one of its consolidated VIEs, Suzhou Dajianyun Transport Co., Ltd. (“Suzhou Dajianyun”). In connection with the termination of the Account Control Agreement, the Company, through its wholly-owned subsidiary GigaCloud Technology (Suzhou) Co., Ltd. (“Gigacloud Suzhou”, formerly known as Oriental Standard Network Technology (Suzhou) Co., Ltd.), acquir ed 100%
of the equity interest in Suzhou Dajianyun which then became the Company’s indirect wholly-owned subsidiary.
The Company’s involvement with the VIEs under the Account Control Agreements affected the Company’s consolidated financial position, results of operations and cash flows as indicated below. The following consolidated assets and liabilities information of the Group’s VIEs as of December 31, 2021 and 2022, and consolidated revenues, net loss and cash flow information for the years ended December 31, 2020, 2021 and 2022 have been included in the accompanying consolidated financial statements.

	December 31,
	2021	2022
	US$	US$

Cash	3,542	5,367
Accounts receivable, net	2,241	2,959
Inventories	9,933	9,551
Amounts due from related parties*	1,271	1,249
Prepayments and other current assets	2,386	1,277

Total current assets	19,373	20,403

Property and equipment, net	660	548
Operating lease right-of-use assets	—	5,398
Other non-current assets	—	890

Total assets	20,033	27,239

Accounts payable	1,433	4,185
Contract liabilities	394	385
Current operating lease liabilities	—	1,864
Income tax payable	78	280
Accrued expenses and other current liabilities	341	442
Amounts due to related parties*	19,605	24,172

Total current liabilities	21,851	31,328

Operating lease liabilities, non-current	—	3,322

Total liabilities	21,851	34,650

*
As of December 31, 2021 and 2022, amounts due to and due from related parties represent the loans, receivables and payables that the VIEs had with the Company’s consolidated subsidiaries, which were eliminated in the Company’s consolidated financial statements.

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Revenues	35,493	47,683	70,635
Net income (loss)	514	751	(5,955)
Net cash provided by operating activities	2,560	69	1,410
Net cash provided by (used in) investing activities	(355)	(237)	53
Net cash provided by (used in) financing activities	68	(68)	—
Net increase (decrease) in cash	2,352	(628)	1,825
Cash at the beginning of the year	1,818	4,170	3,542
Cash at the end of the year	4,170	3,542	5,367
In accordance with VIE Agreements, the Company has the power to direct the activities of the VIEs. Therefore, the Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs. The creditors of VIEs do not have recourse to the general credit of the Company and its wholly-owned subsidiaries.